Loans, Impaired Loans, and Allowance For Credit Losses - Summary of Gross Carrying Amounts of Loans and Credit Risk Exposures on Loan Commitments and Financial Guarantee Contracts by Internal Risk Ratings (Parenthetical) (Detail) - CAD ($)
$ in Millions
	Jan. 31, 2020	Oct. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value through other comprehensive income	$ 107,872	$ 111,104
Customers' liability under acceptances	14,155	13,494
Total loans	714,154	704,673
Allowance for loan losses	4,683	4,447
Acquired credit-impaired loans [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	290	313
Allowance for loan losses	10	12
Business and government and Residential Mortgage [member]
Disclosure of detailed information about financial instruments [line items]
Trading loans at fair value	13,000	12,000
Non-trading loans at fair value	2,000	2,000
Consumer instalment and other personal [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	180,503	180,334
Allowance for loan losses	1,290	1,249
Loans [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value through other comprehensive income	2,000	2,000
Customers' liability under acceptances	14,000	13,000
Off-balance sheet credit risks [member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	574,674	562,344
Off-balance sheet credit risks [member] | Retail exposures [member] | Personal lines of credit and credit card lines cancellable and bank's discretion [member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	318,000	311,000
Business and government and Residential Mortgage [member] | Insured [member] | Mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	87,000	88,000
Undrawn component of uncommitted credit and liquidity commitments [member] | Off-balance sheet credit risks [member] | Non retail exposures [member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	42,000	41,000
Impaired loans [member] | Business and government and Residential Mortgage [member] | With no allowance for loan losses [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	140	127
Canadian Government Insured [member] | Consumer instalment and other personal [member] | Real estate secured personal lending [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	$ 13,000	$ 13,000